Financial Risk Management (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financial Risk Management (Details) [Line Items]
Strengthened and weakened percentage	10.00%
Foreign exchange translation adjustment	S/ 20,900	S/ 5,000
Increase decrease of price percentage	5.00%
Income before income taxes percentage	10.00%	10.00%
Total percentage in corporation revenues	10.00%
Price risk [Member]
Financial Risk Management (Details) [Line Items]
Increase decrease of price percentage	10.00%
Chilean and Colombian Pesos [Member]
Financial Risk Management (Details) [Line Items]
Strengthened and weakened percentage	5.00%
Pre-tax increased decreased amount	S/ 13	S/ 2,700
Chilean Pesos [Member]
Financial Risk Management (Details) [Line Items]
Pre-tax increased decreased amount	27	4,700
Bottom of range [member]
Financial Risk Management (Details) [Line Items]
Pre-tax increased decreased amount	28,400	42,300
Increase or decrease of amount	2,500	2,000
Bottom of range [member] | Price risk [Member]
Financial Risk Management (Details) [Line Items]
Pre-tax increased decreased amount	56,400	88,900
Top of range [member]
Financial Risk Management (Details) [Line Items]
Pre-tax increased decreased amount	29,800	39,700
Increase or decrease of amount	2,600	2,100
Top of range [member] | Price risk [Member]
Financial Risk Management (Details) [Line Items]
Pre-tax increased decreased amount	S/ 62,000	S/ 78,600